Other income - Additional information (Details) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Other income [abstract]
Receivable related to the insolvency of a financial institution			€ 72
Income from positive recovery of defaulted receivables			16
IAS 29 hyperinflation impact		€ (250)
IAS 29 hyperinflation impact from statement of financial position		(239)
IAS 29 hyperinflation impact related to statement of profit and loss		(11)
Other IAS 29 impacts		(5)
Impairment losses	€ 150	€ 153	€ 3